CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 62,515	$ 107,806
Prepaid expenses, related parties	1,178	557
Other current assets, related parties	1,897	780
Other assets, related parties	596,045	699,478
Accounts payable and accrued expenses, related parties	93,800	14,497
Deferred revenue, related parties	5,441	9,717
Current lease obligations, related parties	18,433	10,148
Other current liabilities, related parties	0	900
Long-term lease obligations, related parties	524,625	436,074
Unsecured notes payable, related parties	1,650,000	1,200,000
Warrant liabilities, net, related parties	$ 0	$ 418,908
Convertible preferred stock, authorized (in shares)	0	782,507,467
Convertible preferred stock, issued (in shares)	0	304,791,824
Convertible preferred stock, outstanding (in shares)	0	304,791,824
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	100,000,000	0
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Treasury stock (in shares)	2,944,212	0
Class A common stock
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	1,500,000,000	777,979,845
Common stock, issued (in shares)	705,016,923	34,297,295
Common stock, outstanding (in shares)	702,072,711	34,297,295
Class B common stock
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	0	194,080,786
Common stock, issued (in shares)	0	106,894,492
Common stock, outstanding (in shares)	0	106,894,492
Class C common stock
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	25,041,666	42,109,087
Common stock, issued (in shares)	19,938,089	20,794,324
Common stock, outstanding (in shares)	19,938,089	20,794,324
Class D common stock
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	0	194,080,786
Common stock, issued (in shares)	0	0
Common stock, outstanding (in shares)	0	0